ACCRUED EXPENSES - RELATED PARTIES (Details) - Schedule of Accrued Liabilities - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accrued Liabilities [Abstract]
Accrued payroll and consulting – related parties		$ 422,334	$ 1,812,106
Accrued payroll taxes – related parties		116,553	116,553
Total	$ 681,044	$ 538,887	$ 1,928,659